Stock Options (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Weighted average remaining contractual life of outstanding share options	1 year 10 months 9 days		2 years 1 month 2 days
Stock-based compensation expense	$ 51,206
Unrecognized compensation expenses	$ 169,996		$ 123,873
2022 long term incentive equity plan [member]
IfrsStatementLineItems [Line Items]
Incentive plans	The Board of Directors adopted the Trillion Energy International Inc. 2022 Long-Term Incentive Equity Plan (the “2022 Plan”) effective as of December 1, 2022
Number of shares issued and outstanding percentage	10.00%